Related party transactions	12 Months Ended
Dec. 31, 2017
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Related party transactions
21.	Related party transactions:

Balances and transactions between the Company and its wholly owned and controlled subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of the transactions between the Company and other related parties are disclosed below:

(a)	Related party transactions:

The Company paid or accrued fees of $194,750 (2016 - $210,100) to Directors of the Company. Additionally, the Company made product sales totaling $39,485 (2016 - $37,277) to one company (2016 - four companies) owned or controlled by one of the Company’s Directors (2016 – two of the Company’s Directors). The transaction terms with related parties may not be on the same price as those that would result from transactions among non-related parties.

Until June 16, 2016, one of the directors of the Company was an indirect shareholder of KGAA.

(b)	Key management personnel compensation, including directors, is as follows:

	2017	2016

Salaries, directors’ fees and other benefits	$ 1,307,233	$ 1,369,329
Share-based payments	2,807,306	801,311

	$ 4,114,539	$ 2,170,640

(i)	Share-based payments represent the amount expensed during the year for options granted.

(ii)	There were no post-employment, termination or other long-term benefits paid during the years ended December 31, 2017 and 2016.